Twentieth Century Mutual Funds and
                                The Benham Group
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200


November 14, 1996


Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Re:  Rule 24f-2 Notice for
     Benham Target Maturities Trust
      1933 Act File No. 2-94608
      1940 Act File No. 811-4165

Ladies and Gentlemen:

Pursuant to Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 promulgated thereunder, the accompanying documents are filed via electronic transmission on behalf of the above-referenced issuer.

Payment of the fee has been sent via wire transfer to our SEC account with Mellon Bank.

Any concerns regarding the filing should be directed to the undersigned at
(415) 967-9806.

Sincerely,

/s/Lisa S. Brown
Lisa S. Brown
Federal Securities Administrator

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.       Name and address of issuer:  Benham Target Maturities Trust
                                      4500 Main Street
                                      P.O. Box 419200
                                      Kansas City, Missouri 64141-6200


2.       Name of each series or class of funds for which this notice is filed:

             2000 Portfolio             2015 Portfolio
             2005 Portfolio             2020 Portfolio
             2010 Portfolio             2025 Portfolio

3.       Investment Company Act File Number:  811-4165

         Securities Act File Number:  2-94608


4.       Last day of fiscal year for which this notice is filed:

               September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

               Not Applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

               Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               Not Applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               Not Applicable

9. Number and aggregate sale price of securities sold during the fiscal year:

               58,481,237          $1,568,594,749

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               58,481,237          $1,568,594,749


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               Not Applicable

12.      Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the
               fiscal year in reliance on rule 24f-2 (from Item 10):            $1,568,594,749

         (ii)  Aggregate price of shares issued in connection with
               dividend reinvestment plans (from Item 11), if
               applicable):                                                     +     N/A

         (iii) Aggregate price of shares redeemed or repurchased
               during the fiscal year (if applicable):                          -1,147,531,128

         (iv)  Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees
               pursuant to rule 24e-2 (if applicable):                          +     N/A

         (v)   Net aggregate  price of securities  sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
               (ii), less line (iii), plus line (iv)] (if applicable):             421,063,621

         (vi)  Multiplier prescribed by Section 6(b) of the Securities
               Act of 1933 or other applicable law or regulation
               (see Instruction C.6):                                           x       1/3300

                                                                                ----------------
         (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:          $   127,595.04
                                                                                ================




Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

               [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

               November 13, 1996


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/Charles C.S. Park, Corporate Counsel
                                    Charles C.S. Park, Corporate Counsel



         Date:  November 14, 1996

  *Please print the name and title of the signing officer below the signature.

                       Twentieth Century Mutual Funds and
                                The Benham Group
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200


November 14, 1996


Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Re:  Benham Target Maturities Trust
      1933 Act File No. 2-94608
      1940 Act File No. 811-4165

Ladies and Gentlemen:

I have examined the accompanying 24f-2 Notice for Benham Target Maturities Trust. It is my opinion that all shares sold by the Trust during the fiscal year ended September 30, 1996, pursuant to the indefinite registration under Rule 24f-2 under the Investment Company Act of 1940, were legally issued, fully paid, and non-assessable when sold.

I hereby consent to the inclusion of this opinion with the filing of the attached 24f-2 Notice for the fiscal year ended September 30, 1996.


Sincerely,

/s/Charles C.S. Park
Charles C.S. Park
Corporate Counsel